STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	190,000,000	190,000,000
Preferred stock, shaes authorized	10,000,000	10,000,000
Common stock, shares issued	5,083,336	3,474,972
Common stock, shares outstanding	5,083,336	3,474,972
Preferred stock issued	1	1
Preferred stock outstanding	1	1
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share options granted during the period	90,207
Vesting description	Each RSU entitles the holder to receive one share of our common stock upon vesting. The awards are subject solely to time-based vesting conditions, with 25% of the RSUs vesting annually over a period from 2025 to 2030.
Vesting percentage	25.00%
Number of restricted stock Issued during period, value	$ 935,033
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights description	the holders of our common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	1,608,364